VIEs (Tables)	12 Months Ended
Dec. 31, 2022
VIES [Abstract]
Financial information of consolidated VIEs
The following financial information of the Sohu Group’s consolidated VIEs (including subsidiaries of these VIEs) is included in the accompanying consolidated financial statements (in thousands):

	As of December 31,
	2021	2022
ASSETS:
Cash and cash equivalents	$32,513	$21,732
Restricted cash	0	1,838
Short-term investments	0	4,604
Accounts receivable, net	36,027	38,622
Prepaid and other current assets	18,836	13,934
Intra-Group receivables due from subsidiaries	647,330	594,099

Total current assets	734,706	674,829

Fixed assets, net	427	352
Other non-current assets	86,744	53,450

Total assets	$821,877	$728,631

LIABILITIES:
Accounts payable	$12,325	$10,909
Accrued liabilities	43,695	37,946
Receipts in advance and deferred revenue	45,844	40,948
Other current liabilities	24,026	22,514
Intra-Group payables due to subsidiaries	462,487	402,546

Total current liabilities	588,377	514,863

Long-term tax liabilities	14,465	13,242
Deferred tax liabilities	3,323	549
Other non-current liabilities	1,750	1,436

Total liabilities	$607,915	$530,090

	Year Ended December 31,
	2020	2021	2022
Revenues:
Third-party revenues	$552,980	$664,823	$591,480
Intra-Group revenues	30,207	21,488	27,914

Total revenues	583,187	686,311	619,394
Cost of revenues:
Third-party cost of revenues	93,333	81,725	96,603
Intra-Group cost of revenues	141,717	136,221	104,883

Total cost of revenues	235,050	217,946	201,486
Operating expenses:
Third-party operating expenses	50,983	72,126	72,911
Intra-Group operating expenses	254,796	366,762	329,226

Total operating expenses	305,779	438,888	402,137
Net income from continuing operations	41,756	35,805	2,691
Net loss from discontinued operations	(82,329)	(47,924)	0

	Year ended December 31,
	2020	2021	2022
Cash flows from operating activities:
Net cash provided by transactions with third parties	$459,263	$541,172	$448,936
Net cash used in transactions with intra-Group entities	(379,649)	(505,553)	(445,660)

Net cash provided by continuing operating activities	79,614	35,619	3,276
Net cash used in discontinued operating activities	(13,244)	(1,789)	0

Net cash provided by operating activities	66,370	33,830	3,276

Cash flows from investing activities:
Net cash used in transactions with third parties	(773)	(23,887)	(5,421)
Net cash provided by/(used in) transactions with intra-Group entities	(106,321)	(140,671)	72,497
Net cash provided by/(used in) continuing investing activities	(107,094)	(164,558)	67,076

Net cash provided by discontinued investing activities	7,797	12,116	0

Net cash provided by/(used in) investing activities	(99,297)	(152,442)	67,076

Cash flows from financing activities:
Net cash provided by/(used in) transactions with intra-Group entities	32,751	111,888	(79,209)

Net cash provided by/(used in) continuing financing activities	32,751	111,888	(79,209)
Net cash provided by/(used in) discontinued financing activities	152	(9,131)	0

Net cash provided by/(used in) financing activities	32,903	102,757	(79,209)